Victory Short-Term Bond Fund Investment Strategy - Victory Short-Term Bond Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in a broad range of investment-grade debt securities and in derivatives and other instruments that have similar economic characteristics. The effective duration of the Fund is generally three years or less. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, and their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics.Although the Fund will invest primarily in investment-grade securities, the Fund also may invest up to 10% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The Fund also may invest up to 20% of its assets in foreign debt securities, including non-dollar-denominated securities and emerging markets securities. The managers implement the Fund’s strategy by seeking to select securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The Fund’s 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.